EQUITY FUNDS
                               SEMI-ANNUAL REPORT

                           IAI GROWTH AND INCOME FUND,
                        IAI REGIONAL FUND, IAI VALUE FUND

                               SEPTEMBER 30, 1998
                                   (UNAUDITED)





                                     [LOGO]
                                       IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

  President's Letter............................. 2

  Fund Managers' Reviews

      IAI GROWTH AND INCOME FUND................. 4

      IAI REGIONAL FUND.......................... 6

      IAI VALUE FUND............................. 8

  Fund Portfolios

      IAI GROWTH AND INCOME FUND................ 10

      IAI REGIONAL FUND......................... 13

      IAI VALUE FUND............................ 17

  Notes to Fund Portfolios...................... 19

  Statements of Assets and Liabilities.......... 26

  Statements of Operations...................... 28

  Statements of Cash Flows...................... 30

  Statements of Changes in Net Assets........... 32

  Financial Highlights

      IAI GROWTH AND INCOME FUND................ 34

      IAI REGIONAL FUND......................... 35

      IAI VALUE FUND............................ 36

  Notes to Financial Statements................. 37

  IAI Mutual Fund Family........................ 42

  Adviser, Custodian, Legal Counsel,
  Independent Auditors,
  Directors...................... Inside Back Cover

                            PRESIDENT'S LETTER
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


WHAT'S RIGHT WITH THIS MARKET

[PHOTO]
ROY C. GILLSON
PRESIDENT

The stock market has been on a roller coaster of late, and that naturally makes people uneasy. But if you're a long-term investor, then I would argue that there are a lot more good things influencing the market than bad things.

True, U.S. corporate earnings are flattening out, and that's putting a damper on the stock market. When you buy a stock, you're buying a future stream of dividends as well as a stronger company because most of the profits are being reinvested. After double-digit growth during much of the 1990s, profits in 1998 are growing in the low single digits. A major reason why profits are sluggish is the economic and currency turmoil in Asia, which hurts U.S. companies doing business there.

Another reason for sluggish profit growth is the great job that Corporate America has done to become more efficient. After years of cost-cutting, there isn't much cutting left to do. To enhance profits, companies must either boost prices or sell more products and services. But with inflation at virtually zero, it's tough to raise prices. So, profit growth must come through increased unit volume.

And that's where the good news is likely to begin. Even with the dampening effects of Asia, the U.S. economy is still basically healthy, making it possible for U.S. corporations to sell more products and services here at home. True, we're losing business in Asia, because the dollar is so strong compared to their currencies. But what we're losing in Asia, we're gaining in Europe, as that region of the world begins to enjoy U.S.-style prosperity. Europe will look even stronger once the Euro, the Continent's single currency, begins to replace 11 currencies on January 1, 1999.

Asia has helped keep inflation worries away, and that has kept interest rates low. Recently, the 30-year Treasury bond yield reached its lowest level ever, as global investors buy our securities for the greatest safety and liquidity. Partly because of our low inflation environment, worldwide demand for U.S. stocks and bonds continues to be strong.

Even if 1998 turns out to be a mediocre year for stocks, let's not feel too sorry for ourselves. The Dow Jones Industrial Average has more than doubled since 1995 and virtually tripled since the beginning of this decade. Where was the Dow in 1982? 800! Has your house gone up by a factor of ten in fifteen years? Probably not. The point is that markets do not go up in a straight line, and there is bound to be volatility. But if you're an investor for the long term, then you should be able to step back and see the good in this market.

                               PRESIDENT'S LETTER
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


ECONOMIC OUTLOOK

A summary of economic outlook as provided by Larry Hill, IAI's Chief Fixed Income Officer, follows.

Growth in the U.S. economy is likely to slow in the months ahead, but it is hard to become too negative on the outlook for the coming year. Although past performance does not guarantee future success, there is little evidence of a recession on the horizon. A modest slowdown is more likely, with real growth dropping to about 2.5% for 1999. Inflation should continue to drift downward.

In general, the world has built excess capacity. Even in the United States, which is one of the best performing economies, capacity utilization rates are below peak levels and credit is readily available to make further productive investments. Although labor markets are tight and employment costs are rising, inflation is not a near-term threat.

To be sure, the economy is losing some of its forward momentum. The manufacturing sector is clearly showing signs of weakness. This sector is directly exposed to the global glut of commodity goods. With weakness overseas, exports are slowing while imports are rising. Layoff announcements have picked-up, and consumer confidence has dropped sharply in response to stock market volatility. Disposable income is still growing, but at a slower pace. Corporate profits are also being squeezed, which is likely to reduce capital spending plans for next year. These indicators all point to slower growth ahead.

Yet, growing evidence of economic deterioration--if this occurs--will prompt further rate reduction. Having taken the first step to ease in three years, the Fed is now sensitive to overseas conditions and the fluid economic environment. If the economy appears to be stumbling, the Fed has plenty of room to drop rates and will do so with little hesitation. Likewise, renewed turmoil in the markets will also prompt Fed action. Thus our outlook for no recession is driven by our confidence that the Fed can and will act if necessary.

Fed diligence is also a key ingredient for the markets. Subdued inflation and the prospect for further cuts in short rates--if need be--will provide good support for bonds. Stock prices remain trapped in a tug-of-war between feeble earnings and favorable liquidity. The stock market will be pulled up and down until one force overcomes the other and sets the next trend.

Please read the Fund Managers' Reviews, which follow this letter, for a detailed perspective on Fund performance and our strategy going forward. We appreciate your continued trust and confidence in IAI. If there is any way we can serve you better, please let us know by calling our toll-free Investor Services Hotline at 1-800-945-3863.

SINCERELY,


/S/ ROY C. GILLSON

Roy C. Gillson
President

                              FUND MANAGER'S REVIEW
                           IAI GROWTH AND INCOME FUND


IAI GROWTH AND INCOME FUND

[PHOTO]

DONALD J. HOELTING, CFA
IAI GROWTH AND INCOME FUND MANAGER


TOP FIVE COMMON
STOCK SECTORS
% OF NET ASSETS AS OF 9/30/98

[BAR CHART]

FINANCIAL               15.1%
PROCESS INDUSTRIES      11.9%
CONSUMER DURABLES       11.9%
CONSUMER NON-DURABLES   10.1%
HEALTH TECHNOLOGY        7.2%

*PERCENTAGE OF NET ASSETS AS OF 9/30/98


HOW HAS THE FUND PERFORMED?

The Fund underperformed its benchmark, the S&P 500 Index, over the six months ended September 30, 1998, with a return of (14.23%) compared to (6.98%). The Fund's performance was negatively impacted by overweightings in the two worst performing sectors, consumer cyclicals and financials.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Among the Fund's most successful positions were Philip Morris (3.26%)*, Intel (2.46%)* and Federal Home Loan Mortgage Corporation (4.25%)*. Philip Morris gained on news that the company may reach a settlement with state attorney generals. Intel continues to dominate the rapidly growing market for microprocessors, while Freddie Mac continues to prosper in the low interest rate environment.
     The financials sector was hit hard due to fears of a global recession. Lagging positions in that sector include Berkshire Hathaway (5.02%)*, SLM Holding (2.68%)* and American Express (1.98%)*. Parametric Technology (1.54%)*, lost ground after the company lowered future growth expectations. 800-JR Cigar (3.24%)*, declined after reporting lower earnings due to disappointing retail sales.

WERE THERE ANY SIGNIFICANT CHANGES?

Merck & Company (2.29%)*, Sigma-Aldrich (2.19%)* and United Healthcare (1.83%)* were added to the Fund during the period. Merck & Company is the nation's leading pharmaceuticals producer and one of the world's top three drug companies. Sigma-Aldrich sells chemicals used in research and development to hospitals, universities and laboratories. United Healthcare is a high quality managed health care company which saw its stock price decline after canceling merger plans with Humana, making it attractive based on our valuation methodology.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

A correction in stock prices occurred over the period out of concern that a global slowdown will spread to the United States.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Over the upcoming period, stocks will most likely continue to decline due to tax loss selling and continued concern over a global economic slowdown. Valuation levels remain high, although a number of quality stocks are beginning to look attractive based on the Fund's valuation methodology. The recent volatility provides opportunities for the Fund to buy high quality companies, with strong balance sheets and high levels of free cashflow, at attractive prices.

                              FUND MANAGER'S REVIEW
                           IAI GROWTH AND INCOME FUND


VALUE OF $10,000 INVESTMENT+

[PLOT POINT GRAPH]

             IAI GROWTH & INCOME FUND       S&P 500 INDEX
             -----------------------       -------------
10/01/88                     $10,000             $10,000
03/31/89                      11,243              11,026
03/31/90                      13,128              13,127
03/31/91                      14,102              15,017
03/31/92                      15,451              16,675
03/31/93                      16,848              19,221
03/31/94                      17,364              19,498
03/31/95                      18,912              22,537
03/31/96                      22,975              29,781
03/31/97                      26,039              35,719
03/31/98                      36,476              52,906
09/30/98                      31,284              49,215


AVERAGE ANNUAL RETURNS+
THROUGH 9/30/98
                                   6 Months*     1 Year     5 Years    10 Years
-------------------------------------------------------------------------------
  IAI GROWTH AND INCOME FUND       (14.23%)      (4.63%)     11.90%     12.08%
-------------------------------------------------------------------------------
  S&P 500 Index                     (6.98%)       9.04%      19.91%     17.29%

+ PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
* NOT ANNUALIZED


TOP TEN HOLDINGS**
                                                                % of Net Assets
                                                              ------------------
 Issue                            Sector                      9/30/98    3/31/98
--------------------------------------------------------------------------------
 Berkshire Hathaway Class A       Process Industries            5.02       4.17
 Federal Home Loan Mortgage
    Corporation                   Financial                     4.25       3.79
 Philip Morris                    Consumer Non-Durables         3.26       2.68
 800 - JR Cigar                   Consumer Non-Durables         3.24       1.80
 Wal-Mart Stores                  Retail Trade                  3.07       2.96
 Tyco International               Producer Manufacturing        2.68       3.07
 SLMHolding                       Financial                     2.68       3.25
 ServiceMaster                    Health Services               2.51         --
 SmithKline Beecham ADR           Health Technology             2.46       2.61
 Intel                            Electronic Technology         2.46       2.08
--------------------------------------------------------------------------------
 TOTAL                                                         31.63      26.41

** EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS


NOTE TO PRESIDENT'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI GROWTH AND INCOME FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

                              FUND MANAGER'S REVIEW
                                IAI REGIONAL FUND

IAI REGIONAL FUND

[PHOTO]
MARK C. HOONSBEEN, CFA
IAI REGIONAL FUND MANAGER


TOP FIVE COMMON
STOCK SECTORS
% OF NET ASSETS AS OF 9/30/98

[BAR CHART]

HEALTH TECHNOLOGY        11.8%
PRODUCER MANUFACTURING    9.7%
FINANCIAL                 9.1%
UTILITIES                 7.2%
RETAIL TRADE              7.2%

*PERCENTAGE OF NET ASSETS AS OF 9/30/98


HOW HAS THE FUND PERFORMED?

The IAI Regional Fund, amid a broad based market sell-off, lost (18.73%) for the six months ended September 30, 1998. In comparison, the S&P 500 Index lost (6.98%).

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Amoco Corporation (2.68%)*, an international oil exploration company, was the biggest contributor to the Fund's performance as it agreed to be acquired by British Petroleum (0.00%)* at a very attractive price. Great Plains Software (1.11%)*, a developer of enterprise wide software, also performed strongly during the quarter. Recovery Engineering (0.65%)*, United Healthcare (0.00%)*, Advanced Fibre (0.00%)*, and Ciena (0.00%)* were the biggest disappointments.

WERE THERE ANY SIGNIFICANT CHANGES?

Several new positions were added to the Fund. We purchased Dean Foods (1.56%)*, Whitman Corporation (0.47%)*, Horace Mann Educators (0.89%)*, and Surmodics (0.13%)*. We eliminated several companies according to our strict sell discipline.


CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

The stocks of the very largest companies continued to post the best relative results during the period. The S&P 500 Index, reflecting large stock performance, fell 10% in the third quarter, the S&P 400 Midcap Index, a measure of midcap stock results, lost 14.5%, and small cap stocks, as measured by the Russell 2000 Index, declined 20.2%. About 60% of the Fund is invested in small and midcap stocks which had a significant effect on the Fund's relative performance.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Money is earned in the stock market by buying companies that build up economic value by reinvesting in their businesses for future growth. Current valuations of smaller and midcap stocks imply that expectations are very low. We continue to hold high quality companies with strong prospects for the future. When the market leadership shifts, the positive fundamentals of the companies in our Fund should shine through.

                              FUND MANAGER'S REVIEW
                                IAI REGIONAL FUND


VALUE OF $10,000 INVESTMENT+

[PLOT POINT GRAPH]

                    IAI REGIONAL FUND            S&P 500 INDEX
                    ----------------            -------------
10/01/88                     $10,000                  $10,000
03/31/89                      11,069                   11,026
03/31/90                      13,466                   13,127
03/31/91                      15,889                   15,017
03/31/92                      17,920                   16,675
03/31/93                      19,410                   19,221
03/31/94                      20,043                   19,498
03/31/95                      22,116                   22,537
03/31/96                      28,446                   29,781
03/31/97                      30,907                   35,719
03/31/98                      40,658                   52,906
09/30/98                      33,046                   49,215


AVERAGE ANNUAL RETURNS+
THROUGH 9/30/98

                                 6 Months*      1 Year      5 Years     10 Years
--------------------------------------------------------------------------------
  IAI REGIONAL FUND                (18.73%)     (18.05%)       9.80%      12.70%
--------------------------------------------------------------------------------
  S&P 500 Index                     (6.98%)       9.04%       19.91%      17.29%

+ PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
* NOT ANNUALIZED


TOP TEN HOLDINGS**
                                                               % of Net Assets
                                                              ------------------
 Issue                          Sector                        9/30/98    3/31/98
--------------------------------------------------------------------------------
 Abbott Laboratories            Health Technology               2.84        1.63
 Amoco                          Energy Minerals                 2.68        1.43
 ReliaStar Financial            Financial                       2.61        2.04
 Ameritech                      Utilities                       2.61        1.80
 Snap-On                        Consumer Durables               2.39        2.34
 Diametrics Medical             Health Technology               2.38        2.53
 ABC Rail Products              Producer Manufacturing          2.35        1.70
 Galileo International          Commercial Services             2.29        1.20
 Walgreen                       Retail Trade                    2.13        1.13
 Medtronic                      Health Technology               2.06          --
--------------------------------------------------------------------------------
 TOTAL                                                         24.34       15.80

** EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS


NOTE TO PRESIDENT'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI REGIONAL FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

                              FUND MANAGER'S REVIEW
                                 IAI VALUE FUND


[PHOTO]
DONALD J. HOELTING, CFA
IAI VALUE FUND MANAGER


TOP FIVE COMMON
STOCK SECTORS
% OF NET ASSETS AS OF 9/30/98

[BAR CHART]

PRODUCER MANUFACTURING   10.6%
COMMERCIAL SERVICES       8.8%
FINANCIAL                 8.7%
CONSUMER DURABLES         7.0%
HEALTH SERVICES           5.9%

*PERCENTAGE OF NET ASSETS AS OF 9/30/98


IAI VALUE FUND HOW HAS THE FUND PERFORMED?

For the six months ended September 30, 1998, the Fund outperformed one of its benchmarks, the Russell 2500 Index, with a return of (19.23%) versus (22.44%), respectively. The Fund underperformed its other benchmark, the S&P 500 Index, which returned (6.98%).

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Phoenix International (3.69%)*, which makes banking client server software, was the strongest contributor to performance. Nordson, an international designer and manufacturer of application systems for adhesives and sealants, and LifeUSA Holding (2.37%)*, a financial and marketing services company, also contributed to performance.
     During the period, the Fund's Board of Directors approved four downward repricings of one privately-held security using fair value methodology. The repricings had a significant negative effect on the Fund's net asset value and reflected the eventual postponement of the security's initial public offering
(IPO) due to volatile capital markets. Privately-held, early-stage companies are generally risky investments. The Fund remains susceptible to risks associated with the Fund's large investment in this security (approximately 21% of the Fund's total assets), the Fund's large total investment in privately-held securities (approximately 35% of the Fund's total assets) and the Fund's potential inability to sell the security until sometime in 1999.
     Friedman, Billings, Ramsey Group (1.05%)*, 800-JR Cigar (3.03%)* and Building One Services (1.31%)* also detracted from performance. Friedman, Billings, Ramsey Group is a regional securities firm that experienced a disappointing third quarter due to the weak IPOmarket. 800-JR Cigar declined after reporting lower earnings due to disappointing retail sales. Building One Services is a facilities services company that maximizes management efficiency in building operations and maintenance.

WERE THERE ANY SIGNIFICANT CHANGES?

St. John Knits (0.97%)* and Towne Services (1.26%)* were added to the Fund. St. John Knits designs and manufactures women's clothing, while Towne Services designs products that convert credit transactions into automated virtual credit card accounts. The IAI Value Fund remains closed to new investors.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUNDS PERFORMANCE?

A correction in stock prices occurred this period out of concern that a global slowdown will spread to the United States.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Over the upcoming period, stocks will most likely continue to decline due to tax loss selling and continued concern over a global economic slowdown. Valuation levels remain high, although a number of quality stocks are beginning to look attractive based on our valuation methodology. The recent volatility provides opportunities for the Fund to buy high quality companies at attractive prices.

                              FUND MANAGER'S REVIEW
                                 IAI VALUE FUND


VALUE OF $10,000 INVESTMENT+

[PLOT POINT GRAPH]

                IAI VALUE FUND    RUSSELL 2500 INDEX     S&P 500 INDEX
                --------------    ------------------     -------------
10/01/88                10,000                10,000            10,000
03/31/89                11,303                10,759            11,026
03/31/90                12,423                11,596            13,127
03/31/91                13,193                12,739            15,017
03/31/92                14,804                15,532            16,675
03/31/93                15,722                18,126            19,221
03/31/94                17,718                19,721            19,498
03/31/95                18,406                21,429            22,537
03/31/96                22,281                27,820            29,781
03/31/97                23,587                30,235            35,719
03/31/98                31,658                42,893            52,906
09/30/98                25,570                33,268            49,215


AVERAGE ANNUAL RETURNS+
THROUGH 9/30/98
                                   6 Months*      1 Year    5 Years     10 Years
--------------------------------------------------------------------------------
  IAI VALUE FUND                    (19.23%)     (16.87%)     8.13%       9.84%
-------------------------------------------------------------------------------
  Russell 2500 Index                (22.44%)     (16.42%)    10.92%      12.77%
-------------------------------------------------------------------------------
  S&P 500 Index                      (6.98%)       9.04%     19.91%      17.29%

+ PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
* NOT ANNUALIZED


TOP TEN HOLDINGS**
                                                                % of Net Assets
                                                                ---------------
 Issue                      Sector                      9/30/98      3/31/98
-------------------------------------------------------------------------------
 PathNet(1)                 Electronic Technology        21.29         5.70
 Tut Systems(1)             Electronic Technology         7.25         3.93
 Phoenix International      Commercial Services           3.69         2.02
 Pizza Inn                  Retail Trade                  3.40         2.75
 Scientific Games           Commercial Services           3.39         2.95
 800 - JR Cigar             Consumer Non-Durables         3.03         2.69
 Holophane                  Producer Manufacturing        2.89         3.07
 Leucadia National          Financial                     2.67         3.34
 Intellon(1)                Electronic Technology         2.57         1.39
 Rayovac                    Producer Manufacturing        2.49         1.85
-------------------------------------------------------------------------------
 TOTAL                                                   52.67        29.69

**  EXCLUDES U.S. TREASURY AND GOVERNMENT OBLIGATIONS
(1) DENOTES RESTRICTED SECURITY WHICH IS INCLUDED IN "OTHER SECURITIES" IN THE FUND PORTFOLIO


NOTE TO PRESIDENT'S LETTER & FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI VALUE FUND INCLUDES CHANGES IN SHARE PRICE AND REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN, YIELD AND PRINCIPAL MAY FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.

                                 FUND PORTFOLIO
                           IAI GROWTH AND INCOME FUND


                               SEPTEMBER 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

COMMON STOCKS 83.0%
                                                           Market
                                         Quantity         Value (a)
-------------------------------------------------------------------
CONSUMER DURABLES - 11.9%
Callaway Golf                              46,900       $   507,106
Department 56 (b)                          61,400         1,657,800
Eastman Kodak                              18,800         1,453,475
Harley-Davidson                            39,800         1,169,125
Mattel                                     37,100         1,038,800
Polaris Industries                         43,100         1,336,100
Sturm, Ruger & Company                     82,000         1,281,250
                                                        -----------
                                                          8,443,656
-------------------------------------------------------------------
CONSUMER NON-DURABLES - 10.1%
800 - JR Cigar (b)                         07,500         2,308,438
Gillette                                   12,700           485,775
Nike Class B                               35,100         1,292,119
Philip Morris                              50,300         2,316,943
UST                                        26,600           786,363
                                                        -----------
                                                          7,189,638
-------------------------------------------------------------------
CONSUMER SERVICES - 1.6%
Walt Disney                                45,700         1,156,781
-------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 3.6%
3Com (b)                                   26,700           802,669
Intel                                      20,400         1,749,300
                                                        -----------
                                                          2,551,969
-------------------------------------------------------------------
ENERGY MINERALS - 4.3%
British Petroleum ADR                      15,491         1,351,590
Exxon                                      24,700         1,733,631
                                                        -----------
                                                          3,085,221
-------------------------------------------------------------------
Financial - 15.1%
American Express                           18,200         1,412,775
Federal Home Loan
   Mortgage Corporation                    61,200         3,025,575
Leucadia National                          32,300           946,794
Norwest                                    43,300         1,550,681
PMI Group                                  13,300           608,475
SLM Holding                                58,750         1,905,703
United Asset Management                    60,700         1,305,050
                                                        -----------
                                                         10,755,053
-------------------------------------------------------------------

                                                            Market
                                         Quantity          Value (a)
-------------------------------------------------------------------
HEALTH SERVICES - 6.8%
First Health Group (b)                     71,000        $1,721,750
ServiceMaster                              81,550         1,783,906
United Healthcare                          37,300         1,305,500
                                                       ------------
                                                          4,811,156
-------------------------------------------------------------------
HEALTH TECHNOLOGY - 7.2%
American Home Products                     30,100         1,576,488
Merck & Company                            12,600         1,632,488
SmithKline Beecham ADR                     31,958         1,749,701
Surmodics (b)                               8,168            62,790
Symphonix Devices (b)                      27,500           103,125
                                                       ------------
                                                          5,124,592
-------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.0%
Nabors Industries (b)                      94,800         1,439,775
-------------------------------------------------------------------
NON-ENERGY MINERALS - 1.2%
Nucor                                      21,300           865,313
-------------------------------------------------------------------
PROCESS INDUSTRIES - 11.9%
Berkshire Hathaway Class A (b)                 60         3,576,000
CBS                                        51,300         1,244,025
General Electric                           14,900         1,185,481
Schweitzer-Mauduit International           41,600           904,800
Sigma-Aldrich                              54,000         1,559,250
                                                       ------------
                                                          8,469,556
-------------------------------------------------------------------
PRODUCER MANUFACTURING - 2.7%
Tyco International                         34,500         1,906,125
-------------------------------------------------------------------
RETAIL TRADE - 3.1%
Wal-Mart Stores                            40,000         2,185,000
-------------------------------------------------------------------
TECHNOLOGY SERVICES - 1.5%
Parametric Technology (b)                 109,200         1,098,825
===================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $49,457,417)....................................$ 59,082,660
===================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 19

                                 FUND PORTFOLIO
                           IAI GROWTH AND INCOME FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

OTHER SECURITIES - 3.9%
                                                           Market
                                         Quantity         Value (a)
-------------------------------------------------------------------
COMMON STOCKS - 0.2%
Advanced Recognition
   Technologies (b)                         2,109      $      1,242
GalaGen (b)(d)                             54,168            88,348
MatrixOne Class A (b)                      12,243            71,009
Oren (b)                                       24                 5
PACE Health
   Management Systems (b)(d)              121,220             7,152
                                                       ------------
                                                            167,756
-------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.2%
Advanced Recognition
   Technologies Series A (b)               19,119            11,255
Advanced Recognition
   Technologies Series B (b)               74,871            44,077
Advanced Recognition
   Technologies Series C (b)                8,005             4,713
MatrixOne Series D (b)                     14,964            86,791
Myriad UltraSound
   Systems Series A (b)                    13,068            16,531
Myriad UltraSound
   Systems Series B (b)                    14,491            18,331
Myriad UltraSound
   Systems Series C (b)                    14,351            18,154
Oren Series I (b)                             132               210
Oren Series K (b)                             220               352
Oren Series L (b)                             256               307
ServiceSoft Series F (b)                    5,414             6,929
Tut Systems Series D (b)(d)               222,222           666,668
                                                       ------------
                                                            874,318
-------------------------------------------------------------------

                                          Ownership        Market
                                        Percentage (c)    Value (a)
-------------------------------------------------------------------
LIMITED PARTNERSHIPS - 2.5%
Alta Berkeley III, foreign (b)               1.78%     $    380,476
Ampersand Specialty
   Materials & Chemicals II (b)              1.82           557,670
Broad Street Investment Fund I (b)           0.29             4,927
South Street Corporate
   Recovery Fund I (b)                       1.44           229,601
Vanguard Associates II (b)                   3.72            70,406
Vanguard Associates III (b)                  6.55           494,294
                                                       ------------
                                                          1,737,374
-------------------------------------------------------------------

                                                           Market
                                          Quantity (c)    Value (a)
-------------------------------------------------------------------
WARRANTS - 0.0%
Myriad UltraSound Systems, $1.27,
   03/06/99                                 1,577                --
Myriad UltraSound Systems, $1.27,
   06/15/99                                   457                --
                                                       ------------
                                                                 --
===================================================================
TOTAL INVESTMENTS IN OTHER SECURITIES
(COST: $2,744,933).....................................$  2,779,448
===================================================================
TOTAL INVESTMENTS IN LONG-TERM SECURITIES
(COST: $52,202,350)....................................$ 61,862,108
===================================================================

             SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 19

                                 FUND PORTFOLIO
                           IAI GROWTH AND INCOME FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

SHORT-TERM SECURITIES - 10.2%
                                                        Principal       Market
                              Rate     Maturity         Amount         Value (a)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 10.2%
Associates (FINANCIAL)        5.73%    10/01/98     $  3,640,000    $  3,640,000
Duke Power (UTILITIES)        5.75     10/01/98        3,640,000       3,640,000
                                                                    ------------
                                                                       7,280,000
================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $7,280,000)..................................................$  7,280,000
================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $59,482,350) (E).............................................$ 69,142,108
================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 2.9%
   .................................................................$  2,032,930
================================================================================
TOTAL NET ASSETS
   .................................................................$ 71,175,038
================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 19

                                 FUND PORTFOLIO
                                IAI REGIONAL FUND


                               SEPTEMBER 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

COMMON STOCKS - 83.7%
                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
COMMERCIAL SERVICES - 4.6%
G & K Services Class A                     36,400      $  1,706,250
Galileo International                     204,800         7,731,200
HA-LO Industries (b)                      165,100         4,829,175
Manpower                                   61,000         1,246,687
NEI WebWorld (b)                          134,703            58,933
                                                       ------------
                                                         15,572,245
-------------------------------------------------------------------
CONSUMER DURABLES - 5.8%
Excelsior-Henderson
   Motorcycle Manufacturing (b)           290,000         2,138,750
ITI Technologies (b)                      272,200         6,532,800
Newell                                     62,200         2,865,088
Snap-On                                   261,800         8,066,712
                                                       ------------
                                                         19,603,350
-------------------------------------------------------------------
CONSUMER NON-DURABLES - 3.8%
Dean Foods                                119,900         5,275,600
Hormel Foods                               99,200         2,684,600
Tootsie Roll Industries                   141,800         4,998,450
                                                       ------------
                                                         12,958,650
-------------------------------------------------------------------
CONSUMER SERVICES - 1.5%
Caliber Learning Network (b)              100,000           606,250
Lodgenet Entertainment (b)(d)             617,200         4,358,975
                                                       ------------
                                                          4,965,225
-------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 3.7%
Aetrium (b)                               276,400         1,209,250
Digi International (b)                    149,400         1,830,150
FSI International (b)                     236,900         1,243,725
Norstan (b)                               147,700         2,584,750
Sundstrand                                118,500         5,495,438
                                                       ------------
                                                         12,363,313
-------------------------------------------------------------------
ENERGY MINERALS - 2.7%
Amoco                                     168,200         9,061,774
-------------------------------------------------------------------

                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
FINANCIAL - 9.1%
Allstate                                  138,300      $  5,765,380
Heller Financial (b)                      155,100         3,722,400
Horace Mann Educators                     100,000         3,000,000
Household International                   104,400         3,915,000
Norwest                                   118,200         4,233,038
ReliaStar Financial                       226,100         8,817,900
TCF Financial                              70,500         1,401,187
                                                       ------------
                                                         30,854,905
-------------------------------------------------------------------
HEALTH SERVICES - 3.2%
Patterson Dental (b)                      134,650         4,982,050
ServiceMaster                             262,200         5,735,625
                                                       ------------
                                                         10,717,675
-------------------------------------------------------------------
HEALTH TECHNOLOGY - 11.8%
Abbott Laboratories                       220,600         9,582,314
Baxter International                       95,000         5,652,500
CardioGenesis (b)                         210,800           447,950
Cerus (b)                                 105,800         1,613,450
CIMA Labs (b)                             441,000         1,267,875
Diametrics Medical (b)                  1,609,300         8,046,500
Medtronic                                 120,100         6,950,788
Northfield Laboratories (b)               442,800         4,206,600
Possis Medical (b)                        296,200         1,647,612
Surmodics (b)                              56,252           432,436
                                                       ------------
                                                         39,848,025
-------------------------------------------------------------------
PROCESS INDUSTRIES - 5.7%
AptarGroup                                128,400         2,921,100
Berkshire Hathaway Class A (b)                100         5,960,000
Northland Cranberries Class A             457,800         4,606,612
Valspar                                   149,200         4,466,675
Whitman                                   100,000         1,593,750
                                                       ------------
                                                         19,548,137
-------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 19

                                 FUND PORTFOLIO
                                IAI REGIONAL FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

COMMON STOCKS (CONT.)
                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
PRODUCER MANUFACTURING - 9.7%
ABC Rail Products (b)(d)                  497,300      $  7,956,800
HON Industries                             80,600         1,904,175
IDEX                                      134,000         3,559,375
Illinois Tool Works                        99,500         5,422,750
Pentair                                   153,700         4,956,825
Rayovac (b)                               236,600         4,051,775
Recovery Engineering (b)                  263,200         2,204,300
Zebra Technologies Class A (b)             82,400         2,760,400
                                                       ------------
                                                         32,816,400
-------------------------------------------------------------------
RETAIL TRADE - 7.2%
Casey's General Stores                    382,300         5,734,500
Dayton Hudson                             106,000         3,789,500
Lands' End (b)                            144,300         2,669,550
Sears, Roebuck & Company                   75,700         3,344,994
Video Update Class A (b)(d)             1,474,700         1,566,868
Walgreen                                  163,000         7,182,188
                                                       ------------
                                                         24,287,600
-------------------------------------------------------------------
TECHNOLOGY SERVICES - 5.8%
Anicom (b)                                342,992         2,315,196
Great Plains Software (b)                  79,700         3,765,825
Platinum Technology (b)                   371,000         6,678,000
Richardson Electronics                    255,600         1,789,200
Secure Computing (b)                      499,300         4,899,380
                                                       ------------
                                                         19,447,601
-------------------------------------------------------------------
TRANSPORTATION - 1.9%
C.H. Robinson Worldwide                   248,100         4,993,013
Hub Group Class A (b)                      81,500         1,283,625
                                                       ------------
                                                          6,276,638
-------------------------------------------------------------------

                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
UTILITIES - 7.2%
Ameritech                                 186,000      $  8,811,750
Minnesota Power & Light                    66,000         2,908,125
Northern States Power                     234,000         6,566,625
Unicom                                     86,000         3,214,250
Wisconsin Energy                           92,200         2,910,065
                                                       ------------
                                                         24,410,815
===================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $284,619,886)...................................$282,732,353
===================================================================

OTHER SECURITIES - 6.7%
                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
COMMON STOCKS - 0.2%
AccessLine Technologies Class A (b)        41,666      $        418
Aclara BioSciences (b)                      4,383               701
Advanced Recognition
   Technologies (b)                         2,315             1,363
Anglo Chinese Investment
   Company, foreign (b)(d)                  1,600           249,584
GalaGen (b)(d)                            291,733           475,817
Oren (b)                                       27                 5
PACE Health Management
   Systems (b)(d)                         340,705            19,760
Pacific Monolithics (b)                     9,865               100
                                                       ------------
                                                            747,748
-------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 19

                                 FUND PORTFOLIO
                                IAI REGIONAL FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

OTHER SECURITIES (CONT.)
                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.4%
AccessLine Technologies Series A (b)       71,420      $        714
Advanced Recognition
   Technologies Series A (b)               20,985            12,354
Advanced Recognition
   Technologies Series B (b)               82,181            48,380
Advanced Recognition
   Technologies Series C (b)                8,787             5,173
Intellon Series A (b)                     600,000         1,116,000
Intellon Series B (b)                     192,921           358,833
Myriad UltraSound Systems
   Series A (b)                            14,344            18,145
Myriad UltraSound Systems
   Series B (b)                            15,905            20,120
Myriad UltraSound Systems
   Series C (b)                            15,752            19,926
Oren Series I (b)                             145               232
Oren Series K (b)                             242               387
Oren Series L (b)                             281               337
PACE Health Management
   Systems Series A (b)(d)                125,000            62,500
ServiceSoft Series F (b)                    5,941             7,605
Tut Systems Series D (b)(d)               478,416         1,435,248
Tut Systems Series E (b)(d)               217,391           652,173
Tut Systems Series F (b)(d)               260,000           780,000
Tut Systems Series G (b)(d)                78,980           236,940
                                                       ------------
                                                          4,775,067
-------------------------------------------------------------------

                                         Ownership        Market
                                        Percentage (c)   Value (a)
-------------------------------------------------------------------
LIMITED PARTNERSHIPS - 5.1%
Agio Capital Partners I (b)                 10.66%     $    633,218
Alta Berkeley III, foreign (b)               3.55           760,973
Ampersand Specialty
   Materials & Chemicals II (b)              2.72           836,491
Anglo Chinese Selections (b)                 2.80           534,000
Conrad/Collins Merchant
   Banking Fund (b)                          8.45            52,873
Greenwich Street
   Capital Partners (b)                      3.00         6,815,885
Pathfinder Venture
   Capital Fund III (b)                      3.99           782,730
South Street Corporate
   Recovery Fund I (b)                       3.08           491,981
South Street Leveraged
   Corporate Recovery Fund I (b)             3.85           131,649
Spectrum Equity Investors (b)                2.76         3,059,928
Spell Capital Partners (b)                   4.00                48
Vanguard Associates II (b)                   3.72            70,406
Vanguard Associates III (b)                  6.20           499,715
Vanguard Associates IV (b)                   9.44         2,404,585
                                                       ------------
                                                         17,074,482
-------------------------------------------------------------------

                                          Principal        Market
                   Rate      Maturity     Amount (c)      Value (a)
-------------------------------------------------------------------
CONVERTIBLE DEBENTURES - 0.0%
Air Communications Series B (b)(d)
                   10.00%    02/28/97     $ 258,332              --
-------------------------------------------------------------------

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 19

                                 FUND PORTFOLIO
                                IAI REGIONAL FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

OTHER SECURITIES (CONT.)
                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
CALL OPTIONS - 0.0%
GalaGen, $11.07, 03/27/01 (d)                 541      $         --
-------------------------------------------------------------------
WARRANTS - 0.0%
AccessLine Technologies, $0.0,
06/03/99                                   10,713                --
GalaGen, $11.07, 06/16/99 (d)               5,687                --
GalaGen, $11.07, 03/24/00 (d)               2,256                --
GalaGen, $11.07, 07/09/00 (d)               1,805                --
GalaGen, $7.00, 01/29/01 (d)                7,500                --
Intellon, $2.50, 03/23/99                  90,000                --
Myriad UltraSound, $1.27, 03/06/99          1,731                --
Myriad UltraSound, $1.27, 06/15/99            501                --
PACE Health Management
   Systems, $4.12, 01/31/00 (d)            21,820                --

                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
PACE Health Management
   Systems, $0.50, 07/07/02 (d)            62,500                --
PACE Health Management
   Systems, $3.00, 08/31/05 (d)            35,000      $         --
                                                        -----------
                                                                 --
===================================================================
TOTAL INVESTMENTS IN OTHER SECURITIES
(COST: $16,634,062)....................................$ 22,597,297
===================================================================
TOTAL INVESTMENTS IN LONG-TERM
SECURITIES
(COST: $301,253,948)...................................$305,329,650
===================================================================

SHORT-TERM SECURITIES - 8.2%
                                                     Principal          Market
                                 Rate   Maturity       Amount          Value (a)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 8.2%
Associates (FINANCIAL)           5.73%  10/01/98     $12,600,000   $  12,600,000
Duke Power (UTILITIES)           5.75   10/01/98      15,125,000      15,125,000
                                                                   -------------
                                                                      27,725,000
================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $27,725,000)................................................$  27,725,000
================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $328,978,948) (E)...........................................$ 333,054,650
================================================================================
OTHER ASSETS AND LIABILITIES (NET) 1.4%
 ...................................................................$   4,830,963
================================================================================
TOTAL NET ASSETS
 ...................................................................$ 337,885,613
================================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 19

                                 FUND PORTFOLIO
                                 IAI VALUE FUND


                               SEPTEMBER 30, 1998
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)
                                   (UNAUDITED)

COMMON STOCKS - 62.5%
                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
COMMERCIAL SERVICES - 8.8%
NEI WebWorld (b)                          134,703      $     58,933
Phoenix International (b)                  28,550           535,313
Scientific Games (b)                       25,100           491,018
Towne Services (b)                         33,300           183,150
                                                       ------------
                                                          1,268,414
-------------------------------------------------------------------
CONSUMER DURABLES - 7.0%
Department 56(b)                           12,500           337,500
Polaris Industries                         10,300           319,300
Sturm, Ruger & Company                     22,700           354,688
                                                       ------------
                                                          1,011,488
-------------------------------------------------------------------
CONSUMER NON-DURABLES - 5.2%
800 - JR Cigar (b)                         39,500           439,437
St. John Knits                              8,700           140,288
Swisher International Class A (b)          30,000           180,000
                                                       ------------
                                                            759,725
-------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 2.1%
Black Box (b)                              12,800           310,400
-------------------------------------------------------------------
FINANCIAL - 8.7%
Friedman, Billings, Ramsey
   Group Class A (b)                       28,700           152,469
Leucadia National                          13,200           386,925
LifeUSA Holding                            26,132           342,983
United Asset Management                    12,200           262,300
Wilshire Real Estate
   Investment Trust                        11,300           115,824
                                                       ------------
                                                          1,260,501
-------------------------------------------------------------------
HEALTH SERVICES - 5.9%
First Health Group(b)                      12,900           312,825
M/A/R/C                                    15,450           212,437
Trigon Healthcare (b)                      10,600           328,600
                                                       ------------
                                                            853,862
-------------------------------------------------------------------
HEALTH TECHNOLOGY - 1.2%
Surmodics (b)                              22,580           173,584
-------------------------------------------------------------------
                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
INDUSTRIAL SERVICES - 3.8%
Nabors Industries (b)                      15,000        $  227,812
Petroleum Geo-Services ADR (b)             11,600           184,150
R&B Falcon (b)                             11,900           142,800
                                                       ------------
                                                            554,762
-------------------------------------------------------------------
NON-ENERGY MINERALS - 2.2%
Nucor                                       7,700           312,813
-------------------------------------------------------------------
PROCESS INDUSTRIES - 3.4%
Building One Services (b)                  15,300           189,338
Schweitzer-Mauduit International           14,100           306,675
                                                       ------------
                                                            496,013
-------------------------------------------------------------------
PRODUCER MANUFACTURING - 10.6%
CompX International Class A (b)            10,200           175,950
Holophane (b)                              17,100           418,950
NCI Building Systems (b)                   14,700           291,243
Nordson                                     6,100           286,700
Rayovac (b)                                21,100           361,337
                                                       ------------
                                                          1,534,180
-------------------------------------------------------------------
RETAIL TRADE - 3.4%
Pizza Inn                                 101,100           492,863
-------------------------------------------------------------------
TECHNOLOGY SERVICES - 0.2%
Audre Recognition Systems (b)           1,263,250            29,607
===================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $10,650,453)....................................$  9,058,212
===================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 19

                                 FUND PORTFOLIO
                                 IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

OTHER SECURITIES - 34.7%
                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
COMMON STOCKS - 0.0%
Advanced Recognition Technologies (b)         720      $        423
Oren (b)                                        8                 2
Pacific Monolithics (b)                     9,865                99
                                                       ------------
                                                                524
-------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 31.4%
Advanced Recognition
   Technologies Series A (b)                6,529             3,844
Advanced Recognition
   Technologies Series B (b)               25,569            15,052
Advanced Recognition
   Technologies Series C (b)                2,734             1,610
Intellon Series A (b)                     200,000           372,000
Myriad UltraSound
   Systems Series A (b)                     4,463             5,646
Myriad UltraSound
   Systems Series B (b)                     4,949             6,260
Myriad UltraSound
   Systems Series C (b)                     4,901             6,200
Oren Series I (b)                              45                72
Oren Series K (b)                              75               120
Oren Series L (b)                              87               104
PathNet Series A (b)                      100,000         2,155,860
PathNet Series B (b)                       43,153           930,318
ServiceSoft Series F (b)                    1,850             2,367
Tut Systems Series D (b) (d)              350,319         1,050,958
                                                       ------------
                                                          4,550,411
-------------------------------------------------------------------

                                          Ownership       Market
                                        Percentage (c)   Value (a)
-------------------------------------------------------------------
LIMITED PARTNERSHIPS - 3.3%
Ampersand Specialty
   Materials & Chemicals II (b)              0.91%     $    278,836
Conrad/Collins Merchant
   Banking Fund (b)                          8.45            52,873
South Street Leveraged
   Corporate Recovery Fund I (b)             1.10            37,616
Vanguard Associates III (b)                  1.42           110,449
                                                       ------------
                                                            479,774
-------------------------------------------------------------------

                                                          Market
                                          Quantity       Value (a)
-------------------------------------------------------------------
WARRANTS - 0.0%
Intellon, $2.50, 03/23/99                  30,000                --
Myriad UltraSound, $1.27, 03/06/99            538                --
Myriad UltraSound, $1.27, 06/15/99            156                --
                                                       ------------
                                                                 --
===================================================================
TOTAL INVESTMENTS IN OTHER SECURITIES
(COST: $1,337,552).....................................$  5,030,709
===================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $11,988,005) (E)................................$ 14,088,921
===================================================================
OTHER ASSETS AND LIABILITIES (NET)-2.8%................$    405,724
===================================================================
TOTAL NET ASSETS
 .......................................................$ 14,494,645
===================================================================

              SEE ACCOMPANYING NOTES TO FUND PORTFOLIOS ON PAGE 19

                             NOTES TO FUND PORTFOLIO
         IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

                                      (a)

Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation."

                                      (b)

Currently non-income producing security.

                                      (c)

Restricted securities generally must be registered with the Securities and Exchange Commission under the Securities Act of 1933 prior to being sold to the public. For each restricted security issue held at September 30, 1998, the Fund held no unrestricted securities of the same issuer as of either the date the purchase price was agreed to or the date the Fund first obtained an enforceable right to obtain the securities. Information concerning each restricted security held at September 30, 1998 is shown on pages 21-25.

                                       (d)

Investment represents five percent or more of the outstanding voting securities of the issuer, and is therefore an affiliate, as defined in the Investment Company Act of 1940, at September 30, 1998. A summary of transactions during the period with affiliated issuers of the Funds follows:

                  IAI GROWTH AND INCOME FUND AFFILIATED ISSUERS
----------------------------------------------------------------------------------------------
                            PURCHASES               SALES              REALIZED     INVESTMENT
                  -------------------------------------------------
 ISSUER                  QUANTITY   COST     QUANTITY  PROCEEDS       GAIN (LOSS)     INCOME
----------------------------------------------------------------------------------------------
 GalaGen Options 05/22/98   --      $  0     1,625     $  --           $  --          $  --

                            NOTES TO FUND PORTFOLIOS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

                                        IAI REGIONAL FUND AFFILIATED ISSUERS
------------------------------------------------------------------------------------------------------------------
                                       PURCHASES                 SALES                    REALIZED      INVESTMENT
                               -------------------------------------------------
 ISSUER                            QUANTITY   COST          QUANTITY  PROCEEDS            GAIN (LOSS)     INCOME
------------------------------------------------------------------------------------------------------------------
 ABC Rail Products                 12,900     $195,381           --     $        --       $         --       $  --
*Aetrium                               --     $     --      197,100     $ 1,501,239       $ (2,339,142)      $  --
 Galagen Options 05/22/98              --     $     --        6,500     $        --       $         --       $  --
 Lodgenet Entertainment            88,200     $976,583           --     $        --       $         --       $  --
 PACE Health Management
  Systems Warrants 07/07/02           --     $     --        62,500     $        --       $         --       $  --
*Recovery Engineering              28,100     $485,936           --     $        --       $         --       $  --
 Video Update Class A             138,100     $409,906           --     $        --       $         --       $  --

   DURING THE SIX MONTHS ENDED SEPTEMBER 30, 1998:
 * SECURITIES THAT WERE AFFILIATED DURING THE SIX MONTH PERIOD ENDING ON 9/30/98 BUT NOT AT 9/30/98.


                                       (e)

At September 30, 1998, the cost of securities for federal in come tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

                                IAI GROWTH AND INCOME FUND   IAI REGIONAL FUND      IAI VALUE FUND
--------------------------------------------------------------------------------------------------
   Cost for federal tax purposes       $ 60,509,254           $ 336,110,956           $ 12,236,693
                                       ===========================================================

   Gross unrealized appreciation       $ 16,148,677           $  47,480,081           $  5,016,023
   Gross unrealized depreciation         (7,515,823)            (50,536,387)            (3,163,795)
                                       -----------------------------------------------------------
   Net unrealized appreciation
   (depreciation)                      $  8,632,854           $  (3,056,306)          $  1,852,228
                                       ===========================================================

                            NOTES TO FUND PORTFOLIOS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

RESTRICTED SECURITIES
IAI GROWTH AND INCOME FUND

COMMON STOCKS

Security                 Acquisition Date         Cost
--------------------------------------------------------
Advanced Recognition
   Technologies              06/16/97        $      47
GalaGen                      02/26/93          300,000
                             11/29/93          150,031
MatrixOne Class A            10/20/88          139,353
                             09/29/92            1,545
Oren                         06/16/97                5
PACE Health
   Management Systems        01/11/94          499,996

CONVERTIBLE PREFERRED STOCKS

Security                 Acquisition Date         Cost
--------------------------------------------------------
Advanced Recognition
   Technologies Series A     06/16/97        $   7,208
Advanced Recognition
   Technologies Series B     06/16/97           14,845
Advanced Recognition
   Technologies Series C     06/16/97            4,713
MatrixOne Series D           10/20/88          179,842
Myriad Ultrasound Systems
   Series A                  06/16/97            6,743
Myriad Ultrasound Systems
   Series B                  06/16/97           16,375
Myriad Ultrasound Systems
   Series C                  06/16/97           18,154
Oren Series I                06/16/97              211
Oren Series K                06/16/97              352
Oren Series L                06/16/97              307
ServiceSoft Series F         06/16/97           52,494
Tut Systems Series D         02/17/94          200,147

LIMITED PARTNERSHIPS

Security                 Acquisition Date         Cost
--------------------------------------------------------
Alta Berkeley III, foreign   09/25/96        $  46,010
                             06/06/97           23,135
                             11/05/97           23,396
                             07/27/98           22,647
Ampersand Specialty Materials
   & Chemicals II            12/05/96           28,848
                             03/05/98          100,000
Broad Street Investment
   Fund I                    05/08/91            9,008
South Street Corporate
   Recovery Fund I           10/03/95               --
Vanguard Associates II       12/10/84           89,887
                             10/31/86          138,197
Vanguard Associates III      02/28/91           26,809
                             01/10/92          305,250
                             01/11/93          305,250
                             09/30/93           34,128

WARRANTS

Security                 Acquisition Date         Cost
--------------------------------------------------------
Myriad Ultrasound Systems
   03/06/99                  10/15/96        $      --
Myriad Ultrasound Systems
   06/15/99                  10/15/96               --

                           NOTES TO FUND PORTFOLIOS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)
RESTRICTED SECURITIES
IAI REGIONAL FUND

COMMON STOCKS

Security                 Acquisition Date         Cost
------------------------------------------------------
AccessLine Technologies
   Class A                   06/30/94     $    209,009
Aclara BioSciences           12/30/97               --
Advanced Recognition
   Technologies              06/16/97               52
Anglo Chinese Investment
   Company, foreign          12/27/90          157,263
                             02/07/94          343,001
                             02/09/94            6,311
GalaGen                      02/26/93        1,200,000
                             11/29/93          200,126
                             06/17/94          351,839
                             03/22/95          133,236
                             07/07/95          104,684
                             12/14/95          125,002
Oren                         06/16/97                5
PACE Health
   Management Systems        01/11/94          750,000
                             01/31/95          201,525
                             04/27/95          150,625
                             06/20/95           75,000
                             09/17/96          212,502
Pacific Monolithics          04/24/85           24,999
                             08/06/85           75,000
                             08/19/86           47,989

CONVERTIBLE PREFERRED STOCKS

Security                 Acquisition Date         Cost
------------------------------------------------------
AccessLine Technologies
   Series A                  06/03/94     $    499,940
Advanced Recognition
   Technologies Series A     06/16/97            7,912
Advanced Recognition
   Technologies Series B     06/16/97           16,294
Advanced Recognition
   Technologies Series C     06/16/97            5,173
Intellon Series A            03/24/94          600,489
Intellon Series B            04/03/96          358,892
Myriad Ultrasound Systems
   Series A                  06/16/97            7,403
Myriad Ultrasound Systems
   Series B                  06/16/97           17,973
Myriad Ultrasound Systems
   Series C                  06/16/97           19,926
Oren Series I                06/16/97              231
Oren Series K                06/16/97              387
Oren Series L                06/16/97              337
PACE Health Management
   Systems Series A          02/19/98          125,000
ServiceSoft Series F         06/16/97           57,621
Tut Systems Series D         02/17/94          400,293
                             04/08/94           30,575
Tut Systems Series E         12/21/94          250,563
Tut Systems Series F         07/30/96          325,095
Tut Systems Series G         12/16/97          236,981

                           NOTES TO FUND PORTFOLIOS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)
RESTRICTED SECURITIES
IAI REGIONAL FUND (CONT.)

LIMITED PARTNERSHIPS

Security                 Acquisition Date         Cost
------------------------------------------------------
Agio Capital Partners I      01/26/96        $  75,000
                             01/03/97          300,000
                             10/15/97          300,000
Alta Berkeley III, foreign   09/25/96           92,022
                             06/06/97           46,273
                             11/05/97           46,793
                             07/27/98           45,293
Ampersand Specialty
   Materials & Chemicals II  12/05/96           43,270
                             03/05/98          150,000
Anglo Chinese Selections     12/27/90        1,042,724
Conrad/Collins Merchant
   Banking Fund              05/11/89          218,574
Greenwich Street
   Capital Partners          04/28/97        1,070,379
                             08/22/97          351,787
                             12/12/97           82,319
                             01/02/98        1,718,344
                             01/15/98        1,080,130
Pathfinder Venture
Capital Fund III             10/29/92           91,677
                             04/20/93          100,000
                             08/24/93          100,000
                             03/24/94          100,000
                             12/08/94          100,000
                             11/01/95           50,000
                             08/14/96           50,000
                             09/17/97           50,000

Security                 Acquisition Date         Cost
------------------------------------------------------
South Street Corporate
   Recovery Fund I           10/03/95        $      --
South Street Leveraged
   Corporate Recovery Fund I 10/03/95               --
Spectrum Equity Investors    02/12/97           87,136
                             02/26/97          150,000
                             05/05/97          120,000
                             06/10/97           75,000
                             09/30/97           75,000
                             12/09/97           60,000
                             01/20/98          180,000
                             07/24/98           90,000
Spell Capital Partners       10/17/97           20,000
Vanguard Associates II       12/10/84           89,887
                             10/31/86          138,197
Vanguard Associates III      02/28/91           25,360
                             01/10/92          288,750
                             01/11/93          288,750
                             09/30/93           32,284
Vanguard Associates IV       07/26/96           21,500

                          NOTES TO FUND PORTFOLIOS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

RESTRICTED SECURITIES
IAI REGIONAL FUND (CONT.)

CONVERTIBLE DEBENTURES

Security                 Acquisition Date         Cost
------------------------------------------------------
Air Communications
Series B 02/28/97            11/21/95       $   75,000
                             11/30/95           50,000
                             02/26/96           50,000
                             03/22/96           58,333
                             05/21/96           16,666
                             06/25/96            8,333

CALL OPTIONS

Security                 Acquisition Date         Cost
------------------------------------------------------
GalaGen 03/27/01             12/26/96        $      --
                             12/26/97               --

WARRANTS

Security                 Acquisition Date         Cost
------------------------------------------------------
AccessLine Technologies
    06/03/99                 06/03/94        $      --
GalaGen 06/16/99             12/05/94               --
GalaGen 03/24/00             04/13/95               --
GalaGen 07/09/00             07/07/95               --
GalaGen 01/29/01             01/30/96               --
Intellon 03/23/99            04/12/94               --
Myriad Ultrasound Systems
   03/06/99                  10/15/96               --
Myriad Ultrasound Systems
   06/15/99                  10/15/96               --
PACE Health Management
   Systems 01/31/00          03/30/95               --
PACE Health Management
   Systems 07/07/02          02/19/98               --
PACE Health Management
   Systems 08/31/05          01/16/96               28

                          NOTES TO FUND PORTFOLIOS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

RESTRICTED SECURITIES
IAI VALUE FUND

COMMON STOCKS

Security                 Acquisition Date         Cost
------------------------------------------------------
Advanced Recognition
  Technologies               06/16/97        $      16
Oren                         06/16/97                2
Pacific Monolithics          04/24/85           24,999
                             08/06/85           75,000
                             08/19/86           47,990

CONVERTIBLE PREFERRED STOCKS

Security                 Acquisition Date         Cost
------------------------------------------------------
Advanced Recognition
  Technologies Series A      06/16/97        $   2,461
Advanced Recognition
  Technologies Series B      06/16/97            5,069
Advanced Recognition
  Technologies Series C      06/16/97            1,610
Intellon Series A            03/24/94          200,163
Myriad Ultrasound Systems
  Series A                   06/16/97            2,303
Myriad Ultrasound Systems
  Series B                   06/16/97            5,592
Myriad Ultrasound Systems
  Series C                   06/16/97            6,200
Oren Series I                06/16/97               72
Oren Series K                06/16/97              120
Oren Series L                06/16/97              105

Security                 Acquisition Date         Cost
------------------------------------------------------
PathNet Series A             08/28/95        $  50,567
                             02/09/96           50,033
PathNet Series B             08/05/96           70,078
                             12/23/96           33,562
ServiceSoft Series F         06/16/97           17,928
Tut Systems Series D         02/17/94          300,220
                             04/08/94           15,288

LIMITED PARTNERSHIPS

Security                 Acquisition Date         Cost
------------------------------------------------------
Ampersand Specialty Materials
  & Chemicals II             12/05/96        $  14,425
                             03/05/98           50,000
Conrad/Collins Merchant
  Banking Fund               05/11/89          218,574
South Street Leveraged
  Corporate Recovery Fund I  10/03/95               --
Vanguard Associates III      02/28/91            5,796
                             01/10/92           66,000
                             01/11/93           66,000
                             09/30/93            7,379

WARRANTS

Security                 Acquisition Date         Cost
------------------------------------------------------
Intellon 03/23/99            04/12/94        $      --
Myriad Ultrasound Systems
  03/06/99                   10/15/96               --
Myriad Ultrasound Systems
  06/15/99                   10/15/96               --

                      STATEMENTS OF ASSETS AND LIABILITIES
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

                                                                         IAI GROWTH AND INCOME FUND
---------------------------------------------------------------------------------------------------
ASSETS

Investments in securities of unaffiliated issuers, at market
    (Cost: $58,332,176, $298,520,842, $11,672,497, respectively)               $68,379,940
Investments in securities of affiliated issuers, at market
    (Cost: $1,150,174, $30,458,106, $315,508)                                      762,168
                                                                               -----------
    TOTAL INVESTMENTS IN SECURITIES (SEE FUND PORTFOLIOS)                       69,142,108

Cash in bank on demand deposit                                                   1,859,771
Receivable for investment securities sold                                           36,965
Receivable for Fund shares sold                                                         --
Dividends and accrued interest receivable                                           88,363
Other assets (Note 2)                                                               49,398
                                                                               -----------
    TOTAL ASSETS                                                                71,176,605
                                                                               -----------
LIABILITIES

Payable for investment securities purchased                                             --
Payable for Fund shares purchased                                                       --
Other accrued expenses                                                               1,567
                                                                               -----------
    TOTAL LIABILITIES                                                                1,567
                                                                               -----------
    NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                         $71,175,038
                                                                               ===========
REPRESENTED BY:
Capital stock                                                                  $    48,161
Additional paid-in capital                                                      51,604,820
Undistributed (overdistributed) net investment income                               81,433
Accumulated net realized gains                                                   9,780,866
Unrealized appreciation on investment securities                                 9,659,758
                                                                               -----------
    TOTAL - REPRESENTING NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCk    $71,175,038
                                                                               ===========
    Shares of capital stock outstanding;
       authorized 10 billion shares each of $.01 par value stock                 4,816,081
                                                                               -----------
    NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK                     $     14.78
                                                                               ===========


26           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 37

IAI REGIONAL FUND        IAI VALUE FUND
---------------------------------------


  $ 315,259,985           $  13,037,963

     17,794,665               1,050,958
 --------------------------------------
    333,054,650              14,088,921

        299,708                 382,413
      2,992,276                  19,824
      1,258,331                      --
        313,620                   8,102
         47,262                  10,948
 --------------------------------------
    337,965,847              14,510,208
 --------------------------------------


         49,016                      --
         28,102                      --
          3,116                  15,563
 --------------------------------------
         80,234                  15,563
 --------------------------------------
  $ 337,885,613           $  14,494,645
 ======================================


  $     180,527           $      14,718
    312,734,585              11,620,597
       (342,811)                (88,275)
     21,237,610                 846,689
      4,075,702               2,100,916
 --------------------------------------
  $ 337,885,613           $  14,494,645
 ======================================

     18,052,704               1,471,832
 --------------------------------------
  $       18.72           $        9.85
 ======================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 37          27

                            STATEMENTS OF OPERATIONS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND
                       SIX MONTHS ENDED SEPTEMBER 30, 1998
                                   (UNAUDITED)

                                                                                         IAI GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME

    INCOME
       Dividends (net of foreign income taxes withheld of $3,520, $0 and $0, respectively)     $     416,678
       Interest                                                                                      202,743
                                                                                               -------------
           TOTAL INCOME                                                                              619,421
                                                                                               -------------
    EXPENSES
       Management fees                                                                               537,963
       Compensation of Directors                                                                       8,005
       Interest                                                                                           25
       Other expenses                                                                                     --
                                                                                               -------------
    TOTAL EXPENSES                                                                                   545,993
           Less fees reimbursed by Advisers                                                           (8,005)
                                                                                               -------------
           NET EXPENSES                                                                              537,988
                                                                                               -------------
           NET INVESTMENT INCOME (LOSS)                                                               81,433
                                                                                               -------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)

    Net realized gains (losses) on investment securities
       (including $0, ($2,339,142) and $0, respectively, from affiliated issuers)                 11,203,062
    Net change in unrealized appreciation or depreciation on
       investment securities                                                                     (23,482,909)
                                                                                               -------------
           NET LOSS ON INVESTMENTS                                                               (12,279,847)
                                                                                               -------------
           NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ (12,198,414)
                                                                                               =============

28          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 37

   IAI REGIONAL FUND          IAI VALUE FUND
--------------------------------------------



     $   1,942,497             $      62,904
           483,958                    16,823
     ---------------------------------------
         2,426,455                    79,727
     ---------------------------------------

         2,722,800                   148,859
            41,941                     2,347
            13,324                     4,273
             3,149                    14,871
     ---------------------------------------
           (41,941)                   (2,347)
     ---------------------------------------
         2,739,273                   168,003
     ---------------------------------------
          (312,818)                  (88,276)
     ---------------------------------------




        28,369,240                 1,146,144

      (111,396,916)               (3,806,132)
     ---------------------------------------
       (83,027,676)               (2,659,988)
     ---------------------------------------
     $ (83,340,494)            $  (2,748,264)
     =======================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 37          29

                            STATEMENTS OF CASH FLOWS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                       SIX MONTHS ENDED SEPTEMBER 30, 1998
                                   (UNAUDITED)

                                                                                 IAI GROWTH AND INCOME FUND
-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING EXPENSES:

    Interest and dividend income                                                        $     619,421
    Net expenses                                                                             (537,988)
                                                                                        -------------
       NET INVESTMENT INCOME (LOSS)                                                            81,433
                                                                                        -------------
    Adjustments to reconcile net investment income (loss) to net cash provided
       (used) by operating activities:
       Change in dividend and interest receivable and other assets                             17,661
       Net amortization of bond discount                                                     (198,057)
                                                                                        -------------
                                                                                             (180,396)
                                                                                        -------------
       NET CASH PROVIDED (USED) BY OPERATING ACTIVITIES                                       (98,963)
                                                                                        -------------

CASH FLOWS FROM INVESTING ACTIVITIES:

    Proceeds from sales of investments                                                     28,778,965
    Purchases of investments                                                              (10,296,388)
    Net purchases of short-term securities                                                 (3,038,003)
                                                                                        -------------
       NET CASH PROVIDED BY INVESTING ACTIVITIES                                           15,444,574
                                                                                        -------------

CASH FLOWS FROM FINANCING ACTIVITIES:

    Net proceeds from sale of shares                                                        8,608,716
    Net asset value of shares issued in reinvestment of distributions                      10,952,465
    Cost of shares redeemed                                                               (21,608,069)
    Distributions paid to shareholders                                                    (11,333,749)
                                                                                        -------------
       NET CASH USED BY FINANCING ACTIVITIES                                              (13,380,637)
                                                                                        -------------

       NET INCREASE IN CASH                                                                 1,964,974
       CASH AT BEGINNING OF YEAR                                                             (105,203)
                                                                                        -------------
       CASH AT END OF YEAR                                                              $   1,859,771
                                                                                        =============

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 37

   IAI REGIONAL FUND       IAI VALUE FUND
-----------------------------------------


   $   2,426,455           $      79,727
      (2,739,273)               (168,003)
   -------------------------------------
        (312,818)                (88,276)
   -------------------------------------


         921,754                  21,622
        (476,009)                (14,080)
   -------------------------------------
         445,745                   7,542
   -------------------------------------
         132,927                 (80,734)
   -------------------------------------



     184,534,970               9,936,665
     (94,361,851)               (957,018)
          81,458               1,003,625
   -------------------------------------
      90,254,577               9,983,272
   -------------------------------------



      57,684,450               1,918,860
      57,189,240               1,097,134
    (145,539,128)            (11,369,325)
     (58,884,994)             (1,142,885)
   -------------------------------------
     (89,550,432)             (9,496,216)
   -------------------------------------

         837,072                 406,322
        (537,364)                (23,909)
   -------------------------------------
   $     299,708           $     382,413
   =====================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 37

                       STATEMENTS OF CHANGES IN NET ASSETS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND

                                                                                     IAI GROWTH AND INCOME FUND
                                                                                  Six months ended       Year ended
                                                                                    September 30,         March 31,
                                                                                          1998               1998
-------------------------------------------------------------------------------------------------------------------
                                                                                      (UNAUDITED)
OPERATIONS

    Net investment income (loss)                                                    $      81,433      $     213,332
    Net realized gains                                                                 11,203,062         12,514,136
    Net change in unrealized appreciation or depreciation                             (23,482,909)        20,456,069
                                                                                    --------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (12,198,414)        33,183,537
                                                                                    --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

    From net investment income                                                                 --                 --
    Excess distribution from net investment income                                             --           (435,034)
    From net realized gains                                                           (11,333,749)        (5,032,645)
                                                                                    --------------------------------
       TOTAL DISTRIBUTIONS                                                            (11,333,749)        (5,467,679)
                                                                                    --------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)

    Net proceeds from sale of shares                                                    8,608,716         28,554,909
    Net asset value of shares issued in reinvestment of distributions                  10,952,465          5,141,082
    Cost of shares redeemed                                                           (21,608,069)       (55,398,375)
                                                                                    --------------------------------
       INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS               (2,046,888)       (21,702,384)
                                                                                    --------------------------------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (25,579,051)         6,013,474

NET ASSETS AT BEGINNING OF PERIOD                                                      96,754,089         90,740,615
                                                                                    --------------------------------

NET ASSETS AT END OF PERIOD                                                         $  71,175,038      $  96,754,089
                                                                                    ================================

    INCLUDING UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME OF:                   $81,433      $          --
                                                                                    ================================

            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 37

          IAI REGIONAL FUND                         IAI VALUE FUND

  Six months ended      Year ended      Six months ended     Year ended
    September 30,        March 31,        September 30,       March 31,
        1998               1998               1998              1998
-------------------------------------------------------------------------
    (UNAUDITED)                            (UNAUDITED)



   $    (312,818)     $    (261,126)     $     (88,276)     $     (68,894)
      28,369,240          82,083,27         11,146,144          5,223,885
    (111,396,916)        63,099,012         (3,806,132)         3,182,298
   ----------------------------------------------------------------------
     (83,340,494)       144,921,157         (2,748,264)         8,337,289
   ----------------------------------------------------------------------



              --                 --                 --           (101,383)
              --           (103,657)                --           (154,746)
     (58,884,994)       (62,593,794)        (1,142,885)        (5,085,482)
   ----------------------------------------------------------------------
     (58,884,994)       (62,697,451)        (1,142,885)        (5,341,611)
   ----------------------------------------------------------------------



      58,933,138         40,997,659          1,918,860         11,799,492
      57,189,240         61,044,640          1,097,134          5,078,750
    (145,567,230)      (172,888,525)       (11,369,325)       (22,573,576)
   ----------------------------------------------------------------------
     (29,444,852)       (70,846,226)        (8,353,331)        (5,695,334)
   ----------------------------------------------------------------------
    (171,670,340)        11,377,480        (12,244,480)        (2,699,656)

     509,555,953        498,178,473         26,739,125         29,438,781
   ----------------------------------------------------------------------

   $ 337,885,613      $ 509,555,953      $  14,494,645      $  26,739,125
   ======================================================================
   $    (342,811)     $     (29,993)     $     (88,275)     $           1
   ======================================================================

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 37

                              FINANCIAL HIGHLIGHTS
                                IAI REGIONAL FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                   Years ended March 31,
                                                  Six months ended    --------------------------------------------------
                                                 September 30, 1998   1998      1997      1996       1995        1994
------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
NET ASSET VALUE
   Beginning of period                                 $ 19.72      $ 14.83   $ 15.30   $ 14.32    $  13.91    $   15.19
                                                       -----------------------------------------------------------------
OPERATIONS
   Net investment income                                  0.02         0.04+     0.10      0.10        0.12         0.09
   Net realized and unrealized gains (losses)            (2.46)        5.75      1.88      2.86        1.04         0.38
                                                       -----------------------------------------------------------------
      TOTAL FROM OPERATIONS                              (2.44)        5.79      1.98      2.96        1.16         0.47
                                                       -----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                               --           --     (0.10)    (0.13)      (0.10)       (0.06)
   Excess distribution from
      net investment income                                 --        (0.07)    (0.10)       --          --           --
   From net realized gains                               (2.50)       (0.83)    (2.25)    (1.85)      (0.65)       (1.69)
                                                       -----------------------------------------------------------------
      TOTAL DISTRIBUTIONS                                (2.50)       (0.90)    (2.45)    (1.98)      (0.75)       (1.75)
                                                       -----------------------------------------------------------------

NET ASSET VALUE
   End of period                                       $ 14.78      $ 19.72   $ 14.83   $ 15.30    $  14.32    $   13.91
                                                       =================================================================

Total investment return*                                (14.23%)      40.06%    13.34%    21.51%       8.92%        3.07%

Net assets at end of period (000's omitted)            $71,175      $96,754   $90,741   $84,662    $101,256     $119,102


RATIOS
   Expenses to average net assets
       (including interest expense)                       1.25%***     1.27%     1.26%     1.25%       1.25%        1.25%
   Expenses to average net assets
      (excluding interest expense)                        1.25%***     1.25%     1.25%     1.25%       1.25%        1.25%
   Net investment income to
       average net assets                                 0.19%***     0.21%     0.51%     0.62%       0.80%        0.60%
   Average brokerage commission rate**                    0.0600      $0.0599   $0.0623     n/a         n/a          n/a
   Portfolio turnover rate
      (excluding short-term securities)                  13.2%        23.2%     51.2%     89.1%       79.1%       205.6%

* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** BEGINNING IN FISCAL 1997, THE FUND IS REQUIRED TO DISCLOSE AN AVERAGE BROKERAGE COMMISSION RATE.

+   CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE YEAR.

*** ANNUALIZED

                              FINANCIAL HIGHLIGHTS
                                IAI REGIONAL FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                                                                      Years ended March 31,
                                             Six months ended   -------------------------------------------------------------
                                            September 30, 1998     1998           1997        1996         1995        1994
-----------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
NET ASSET VALUE
   Beginning of period                          $  26.35        $  22.59       $  24.57     $  21.56     $  20.94    $  22.23
                                                -----------------------------------------------------------------------------

OPERATIONS
   Net investment income (loss)                    (0.02)          (0.02)          0.03         0.14         0.17        0.21
   Net realized and unrealized gains (losses)      (4.38)           6.79           2.08         5.77         1.84        0.51
                                                -----------------------------------------------------------------------------
      TOTAL FROM OPERATIONS                        (4.40)           6.77           2.11         5.91         2.01        0.72
                                                -----------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                         --              --          (0.04)       (0.18)       (0.20)      (0.18)
   Excess distribution from net
      investment income                               --              --          (0.06)       (0.02)          --          --
   From net realized gains                         (3.23)          (3.01)         (3.99)       (2.70)       (1.19)      (1.83)
                                                -----------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                          (3.23)          (3.01)         (4.09)       (2.90)       (1.39)      (2.01)
                                                -----------------------------------------------------------------------------

NET ASSET VALUE
   End of period                                $  18.72        $   26.35      $  22.59     $  24.57     $  21.56    $  20.94
                                                =============================================================================

Total investment return*                          (18.73%)         31.55%          8.65%       28.62%       10.35%       3.26%
Net assets at end of period
   (000's omitted)                              $337,886        $509,556       $498,178     $575,156     $523,364    $596,572


RATIOS
   Expenses to average net assets
      (including interest expense)                  1.24%***        1.22%          1.21%        1.25%        1.23%       1.25%
   Expenses to average net assets
      (excluding interest expense)                  1.23%***        1.22%          1.21%        1.25%        1.23%       1.25%
   Net investment income to
      average net assets                           (0.14%)***      (0.05           0.14%        0.58%        0.74%       0.94%
   Average brokerage commission rate**          $   0.0596      $   0.0590    $    0.0581        n/a          n/a         n/a
   Portfolio turnover rate
      (excluding short-term securities)            22.5%           46.0%          61.1%        89.7%       150.0%      163.0%

* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** BEGINNING IN FISCAL 1997, THE FUND IS REQUIRED TO DISCLOSE AN AVERAGE BROKERAGE COMMISSION RATE.

*** ANNUALIZED

                              FINANCIAL HIGHLIGHTS
                                 IAI VALUE FUND


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                    Years ended March 31,
                                            Six months ended    ----------------------------------------------------------
                                           September 30, 1998     1998           1997        1996       1995        1994
--------------------------------------------------------------------------------------------------------------------------
                                              (UNAUDITED)
NET ASSET VALUE
   Beginning of period                          $ 12.71         $ 11.66        $ 12.42     $ 11.17     $ 11.63     $ 11.63
                                                --------------------------------------------------------------------------

OPERATIONS
   Net investment income (loss)                   (0.06)          (0.03)          0.09        0.08        0.03        0.05
   Net realized and unrealized gains (losses)     (2.16)           3.79           0.68        2.19        0.38        1.45
                                                --------------------------------------------------------------------------
      TOTAL FROM OPERATIONS                       (2.22)           3.76           0.77        2.27        0.41        1.50
                                                --------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                       --            (0.04)         (0.12)      (0.01)      (0.03)      (0.13)
   Excess distribution from
      net investment income                         --            (0.07)           --          --          --          --
   From net realized gains                        (0.64)          (2.60)         (1.41)      (1.01)      (0.84)      (1.37)
                                                --------------------------------------------------------------------------
      TOTAL DISTRIBUTIONS                         (0.64)          (2.71)         (1.53)      (1.02)      (0.87)      (1.50)
                                                --------------------------------------------------------------------------

NET ASSET VALUE
   End of period                                $  9.85         $ 12.71        $  11.66    $ 12.42     $ 11.17     $ 11.63
                                                ==========================================================================

Total investment return*                         (19.23%)         34.21%          5.85%      21.07%       3.88%      12.70%

Net assets at end of period (000's omitted)     $14,495         $26,739        $29,439     $42,009     $40,601     $35,282


RATIOS
   Expenses to average net assets
      (including interest expense)                 1.41%***+       1.28%          1.25%       1.25%       1.25%       1.25%
   Expenses to average net assets
      (excluding interest expense)                 1.37%***+       1.25%          1.25%       1.25%       1.25%       1.25%
   Net investment income to
      average net assets                          (0.74%)***      (0.24%)         0.61%       0.65%       0.31%       0.35%
   Average brokerage commission rate**          $  0.0597       $  0.0591        $0.0600        n/a         n/a         n/a
   Portfolio turnover rate
      (excluding short-term securities)            3.9%           27.0%          61.3%       73.4%      102.1%      191.9%

 * TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

 ** BEGINNING IN FISCAL 1997, THE FUND IS REQUIRED TO DISCLOSE AN AVERAGE BROKERAGE COMMISSION RATE.

 *** ANNUALIZED

+ THIS RATIO INCLUDES A 12 BASIS POINT EXTRAORDINARY EXPENSE RELATED TO AN INDEPENDENT VALUATION OF A RESTRICTED SECURITY.

                          NOTES TO FINANCIAL STATEMENTS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The IAI Mutual Funds are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies, or series thereof. IAI Growth and Income Fund (Growth and Income Fund) is a separate portfolio of IAI Investment Funds VII, Inc., IAI Regional Fund (Regional Fund) is a separate portfolio of IAI Investment Funds IV, Inc. and IAI Value Fund (Value Fund) is a separate portfolio of IAI Investment Funds VIII, Inc. The Funds have a primary objective of long-term appreciation through investments in equity securities.

As of May 12, 1998, Value Fund was temporarily closed to new purchases (other than systematic purchases). Value Fund's Board of Directors and Advisers determined it to be in the best interest of the Fund's shareholders to close the Fund due to an investment in a restricted security. Closing the Fund was intended to protect existing shareholders by preventing individuals from speculating on short-term purchases and sales of the Fund's shares.

Significant accounting policies followed by the Funds are summarized below:

SECURITY VALUATION

Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount.

Restricted securities for which there is no public market are valued at fair value in good faith under procedures established by the Board of Directors. Such procedures consider various factors including, but not limited to, the cost of the security at date of purchase, the current financial statements of the issuer and special reports prepared by analysts, the size of the position held, recent purchases or sales of securities of the company, prices and public trading activity of comparable companies, the nature and duration of restrictions on disposition, pending public offerings with respect to the security, changes in economic conditions and industry developments affecting the issuer, and other relevant matters. Restricted securities represent $2,779,448 (3.9% of net assets) for Growth and Income Fund, $22,597,297 (6.7% of net assets) for Regional Fund and $5,030,709 (34.7% of net assets) for Value Fund. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

FUTURES AND OPTIONS CONTRACTS

In order to increase exposure to and hedge against changes in the market, the Funds may buy and sell futures contracts and options. The risks of entering into futures and option contracts include the possibility that changes in the value of these contracts may not correlate with changes in the underlying security.

Futures contracts are valued at the settlement price of the exchange on which they are traded. Upon entering into a futures contract, a Fund is required to deposit either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded daily as unrealized gains or losses. The variation margin is paid or received in cash daily by the Fund. The Fund realizes a gain or loss when the contract is closed or expires.

                          NOTES TO FINANCIAL STATEMENTS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)

Options traded on an exchange are valued using the last sale price, and those traded over-the-counter are valued using dealer-supplied valuations, resulting in unrealized appreciation or depreciation being recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FEDERAL TAXES

Since it is each Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, each Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis. Distributions in excess of book basis net investment income (but which are not tax returns of capital) are presented as "excess distributions" in the statement of changes in net assets and the financial highlights.

Net investment income and net realized gains differ for financial statement and tax purposes primarily because of recognition of limited partnership income and the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Funds record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Funds amortize discount purchased on long-term bonds using the level yield method of amortization. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The Funds use the equity method of accounting for limited partnerships.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are made semi-annually. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                          NOTES TO FINANCIAL STATEMENTS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

[2] COMMITMENTS AND CONTINGENCIES

INSURANCE

For purposes of obtaining certain types of insurance coverage for the Funds and its officers and directors, the Funds are policyholders in an industry-sponsored mutual insurance company (the Company). In connection with their obligations as policyholders, the Funds are committed to make future capital contributions, if requested by the Company.

LINE OF CREDIT

At September 30, 1998, Growth and Income Fund, Regional Fund, and Value Fund had available lines of credit of $13,383,000, $15,000,000 and $3,780,000, respectively, with a bank at the prime interest rate.

To the extent funds are drawn against the line, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit.There were no borrowings outstanding for the Funds at September 30, 1998.

LITIGATION

In July 1998, a lawsuit was filed against Value Fund, Advisers and certain of their officers and directors relating to the pricing of a restricted security held by the Fund. No significant loss to the Fund is anticipated by management.

LIMITED PARTNERSHIP COMMITMENTS

At September 30, 1998, the Funds are committed to invest additional amounts in certain limited partnership investments held, as follows:

LIMITED PARTNERSHIP INVESTMENT COMMITMENTS
--------------------------------------------------------------------------------
                                           GROWTH AND INCOME FUND  REGIONAL FUND
--------------------------------------------------------------------------------
Agio Capital Partners I L.P.                   $       --           $  825,000
Alta Berkeley III L.P.                             10,000               21,000
Greenwich Street Capital Partners L.P.                 --              335,000
Pathfinder Venture Capital Fund III L.P.               --               50,000
Spectrum Equity Investors L.P.                         --              138,000
Spell Capital Partners                                 --              980,000
--------------------------------------------------------------------------------
Total commitments                              $   10,000           $2,349,000
================================================================================

Default by a limited partner of payment of a properly requested capital contribution, other than default due to a legal determination that such contribution need not be made, would result in forfeiture of such limited partner's interest in any future profits and loss in the partnership and removal from the limited partnership.

The Funds' management intends to finance the aforementioned commitments with available cash or with proceeds from the sale of investments in short-term securities. Each Fund maintains in a segregated account an amount equal to its aggregate unpaid commitments.

                          NOTES TO FINANCIAL STATEMENTS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)

[3] FEES AND EXPENSES

Under the terms of each Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of each Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for each Fund paying an all inclusive management fee (unified fee) to Advisers. The fee is equal to an annual rate of 1.25%declining to 1.10% (1.00% for Growth and Income Fund) of average daily net assets. This fee is paid monthly. The Management Agreements further provide that Advisers will either reimburse the Funds for the fees and expenses it pays to Directors who are not "interested persons" of the Funds or reduce its fee by an equivalent amount.

[4] CAPITAL STOCK

The Funds each have authorized 10 billion shares of $.01 par value stock.

Transactions in shares of capital stock during the periods indicated were as follows.

                         GROWTH AND INCOME FUND          REGIONAL FUND               VALUE FUND
---------------------------------------------------------------------------------------------------------
                         Six months       Year       Six months       Year       Six months      Year
                            ended        ended         ended         ended         ended         ended
                        September 30,   March 31,   September 30,  March  31,   September 30,   March 31,
                            1998          1998          1998          1998          1998          1998
---------------------------------------------------------------------------------------------------------
SOLD                        512,111     1,648,867     2,635,562     1,624,442       145,741       893,948

ISSUED FOR REINVESTED
DISTRIBUTIONS               632,725       301,798     2,553,091     2,517,461        72,418       418,236

REDEEMED                 (1,234,047)   (3,162,668)   (6,470,383)   (6,858,737)     (849,862)   (1,732,928)
                         --------------------------------------------------------------------------------
INCREASE (DECREASE) IN
SHARES OUTSTANDING          (89,211)   (1,212,003)   (1,281,730)   (2,716,834)     (631,703)     (420,744)
                         --------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS
          IAI GROWTH AND INCOME FUND, IAI REGIONAL FUND, IAI VALUE FUND


                               SEPTEMBER 30, 1998
                                   (UNAUDITED)


[5] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 1998, purchases of securities and sales proceeds, other than investments in short-term securities, for the Funds were as follows:

                               Purchases        Sales
--------------------------------------------------------
GROWTH AND INCOME FUND       $ 10,296,388   $ 28,815,930
REGIONAL FUND                $ 92,816,004   $183,843,943
VALUE FUND                   $    881,449   $  9,574,314

RESTRICTED SECURITIES

Included in the Funds' portfolios of investments in securities at September 30, 1998 are issues which generally cannot be offered for sale to the public without first being registered under the Securities Act of 1933 ("restricted securities"). Such securities are generally illiquid.

Each Fund limits investments in securities which are not readily marketable to 15% of its net assets at the time of purchase. This limitation does not include Rule 144A securities that have been determined to be liquid based upon guidelines approved by the Funds' Board of Directors.

At September 30, 1998, 34.7% of Value Fund's net assets were invested in restricted securities. At September 30, 1998, Advisers were actively seeking liquidation opportunities which would reduce the percentage of the Fund's investment portfolio comprised of restricted securities. Advisers, under the direction of the Board of Directors, intends to pursue such opportunities when deemed in the best interest of the shareholders.

                             IAI MUTUAL FUND FAMILY



TO DIVERSIFY YOUR PORTFOLIO, PLEASE CONSIDER ALL OF THE MUTUAL FUNDS IN OUR FUND FAMILY

                                                           SECONDARY
IAI FUND                    PRIMARY OBJECTIVE              OBJECTIVE             PORTFOLIO COMPOSITION
 ..................................................................................................................................
IAI INTERNATIONAL FUND      Capital Appreciation           Income                Equity securities of non-U.S. companies

----------------------------------------------------------------------------------------------------------------------------------

IAI EMERGING GROWTH FUND    Capital Appreciation           --                    Common stocks of small- to medium-sized
                                                                                 emerging growth companies
----------------------------------------------------------------------------------------------------------------------------------

IAI CAPITAL                 Capital Appreciation           --                    Common stocks of small- to medium-sized
APPRECIATION FUND                                                                growth companies
----------------------------------------------------------------------------------------------------------------------------------

IAI MIDCAP GROWTH FUND      Capital Appreciation           --                    Common stocks of medium-sized growth companies

----------------------------------------------------------------------------------------------------------------------------------

IAI REGIONAL FUND           Capital Appreciation           --                    Common stocks of Upper Midwest companies

----------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH FUND             Capital Appreciation           --                    Common stocks with potential for above-average
                                                                                 growth and appreciation
----------------------------------------------------------------------------------------------------------------------------------

IAI VALUE FUND              Capital Appreciation           --                    Common stocks which are considered to be
                                                                                 undervalued
----------------------------------------------------------------------------------------------------------------------------------

IAI GROWTH AND INCOME FUND  Capital Appreciation           Income                Common stocks with potential for long-term
                                                                                 appreciation, and common stocks that are expected
                                                                                 to produce income
----------------------------------------------------------------------------------------------------------------------------------

IAI BALANCED FUND           Total Return                   Income                Common stocks, investment-grade bonds and
                            [CAPITAL APPRECIATION + INCOME]                      short-term instruments
----------------------------------------------------------------------------------------------------------------------------------

IAI BOND FUND               Income                         Capital Preservation  Investment-grade bonds
----------------------------------------------------------------------------------------------------------------------------------

IAI MONEY MARKET FUND       Stability/Liquidity            Income                The portfolio's average dollar-weighted maturity
                                                                                 is less than 90 days, investing in high quality,
                                                                                 money market securities
----------------------------------------------------------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA
                                  800.945.3863
                                  612.376.2700
                             http://www.iaifunds.com


                                    CUSTODIAN

                          Norwest Bank Minnesota, N.A.
                               Sixth and Marquette
                              Minneapolis, MN 55479


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                              KPMG Peat Marwick LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers

                                   [LOGO] IAI
                                  MUTUAL FUNDS

      P.O. BOX 357, MINNEAPOLIS, MINNESOTA 55440-0357 USA FAX 612.376.2737

                                  800.945.3863
                                  612.376.2700